Stock Awards (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Year Ended December 31,
	2013		2012

Risk-free interest rate	0.71% - 1.22%	0	0.71% - 1.14%
Expected term	4.75 Years		4.75 Years
Expected volatility	96.73% - 108.14%		65.02% - 103.61%
Dividend yield	0%		0%

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
		Stock Options		Restricted Stock
			Weighted		Weighted
	Shares	Number of	Average	Number of	Average
	Available	Options	Exercise	Shares	Grant-Date
	for Grant	Outstanding	Price	Outstanding	Fair Value

Balance at January 1, 2014	27,793	113,525	$35.39	—	$—
Forfeited	2,410	(2,410)	$12.48	—	$—
Canceled	13,117	(13,117)	$24.64	—	$—

Balance at March 31, 2014	43,320	97,998	$37.40	—	$—

		Stock Options		Restricted Stock
			Weighted		Weighted
	Shares	Number of	Average	Number of	Average
	Available	Options	Exercise	Options	Grant-Date
	For Grant	Outstanding	Price	Outstanding	Fair Value

Balance at January 1, 2012	103,723	43,283	$138.93	48	$124.24
Granted	(98,451)	97,836	$11.57	615	$13.76
Vested	—	—	$—	(591)	$22.72
Forfeited	14,801	(14,801)	$58.89	—	$—
Canceled	9,430	(11,422)	$130.43	—	$—

Balance at December 31, 2012	29,503	114,896	$41.67	72	$13.91
Granted	(18,861)	18,861	$4.95	—	$—
Vested	—	—	$—	(72)	$13.91
Forfeited	12,471	(12,471)	$10.67	—	$—
Canceled	4,680	(7,761)	$93.78	—	$—

Balance at December 31, 2013	27,793	113,525	$35.39	—	$—

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted
		Average	Weighted
		Remaining	Average	Aggregate
	Number of	Contractual	Exercise	Intrinsic
Options	Shares	Life (in Years)	Price	Value

Outstanding	113,525	5.03	$35.39	$644
Vested and expected to vest	109,069	5.01	$36.40	$644
Exercisable	77,482	4.81	$46.12	$644